Share-Based Compensation (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 Stock options USD ($)	Dec. 31, 2011 Stock options CNY	Dec. 31, 2010 Stock options CNY	Dec. 31, 2009 Stock options CNY	Dec. 31, 2011 Cost of revenues Stock options USD ($)	Dec. 31, 2011 Cost of revenues Stock options CNY	Dec. 31, 2010 Cost of revenues Stock options CNY	Dec. 31, 2009 Cost of revenues Stock options CNY	Dec. 31, 2011 Selling expenses Stock options USD ($)	Dec. 31, 2011 Selling expenses Stock options CNY	Dec. 31, 2010 Selling expenses Stock options CNY	Dec. 31, 2009 Selling expenses Stock options CNY	Dec. 31, 2011 General and administrative expenses Stock options USD ($)	Dec. 31, 2011 General and administrative expenses Stock options CNY	Dec. 31, 2010 General and administrative expenses Stock options CNY	Dec. 31, 2009 General and administrative expenses Stock options CNY	Dec. 31, 2011 Research and development expenses Stock options USD ($)	Dec. 31, 2011 Research and development expenses Stock options CNY	Dec. 31, 2010 Research and development expenses Stock options CNY	Dec. 31, 2009 Research and development expenses Stock options CNY
Compensation cost
Total compensation cost recognized		$ 9,120	57,401	57,502	57,273	$ 815	5,128	3,236	2,562	$ 1,464	9,212	9,672	8,839	$ 6,212	39,104	42,152	44,157	$ 629	3,957	2,442	1,715
Unrecognized compensation expense	$ 11,060
Period over which unrecognized compensation costs are expected to be recognized (in years)	1.41